Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 9,134,000	$ 9,641,000	$ 9,128,000	$ 9,031,000	$ 8,763,000	$ 8,507,000	$ 8,029,000	$ 7,774,000	$ 36,934,111	$ 33,072,075	$ 29,786,905
Interest Expense	2,237,000	2,291,000	2,009,000	1,774,000	1,565,000	1,430,000	1,286,000	1,169,000	8,311,500	5,449,419	4,175,301
Net Interest Income	6,897,000	7,350,000	7,119,000	7,257,000	7,198,000	7,077,000	6,743,000	6,605,000	28,622,611	27,622,656	25,611,604
Provision For Loan Losses	200,000	75,000	0	100,000	775,000	150,000	0	0	375,000	925,000	300,000
Net Interest Income After Provision For Loan Losses	6,697,000	7,275,000	7,119,000	7,157,000	6,423,000	6,927,000	6,743,000	6,605,000	28,247,611	26,697,656	25,311,604
Non-Interest Income	2,000,000	2,408,000	2,492,000	2,196,000	1,811,000	2,070,000	1,744,000	2,044,000	9,097,143	7,669,146	7,344,283
Non-interest Expense	6,896,000	6,989,000	7,241,000	6,744,000	6,413,000	6,418,000	6,240,000	6,519,000	27,870,717	25,590,055	24,302,087
Income Before Income Taxes	1,801,000	2,694,000	2,370,000	2,609,000	1,821,000	2,579,000	2,247,000	2,130,000	9,474,037	8,776,747	8,353,800
Provision For Income Taxes	199,000	475,000	486,000	520,000	271,000	471,000	427,000	400,000	1,679,550	1,569,526	1,829,267
Net Income	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	7,794,487	7,207,221	$ 5,918,340
Net Income Available To Common Shareholders									$ 7,794,487	$ 7,207,221
Net Income Per Common Share (Basic)	$ 0.54	$ 0.75	$ 0.64	$ 0.71	$ 0.52	$ 0.71	$ 0.62	$ 0.59	$ 2.64	$ 2.44	$ 2.01
Net Income Per Common Share (Diluted)	$ 0.51	$ 0.71	$ 0.61	$ 0.67	$ 0.50	$ 0.68	$ 0.59	$ 0.56	$ 2.50	$ 2.32	$ 1.91
Weighted Average Shares Outstanding (Basic)	2,956,600	2,956,156	2,955,650	2,954,515	2,953,763	2,953,424	2,953,412	2,953,180	2,955,737	2,953,446	2,945,918
Weighted Average Shares Outstanding (Diluted)	3,258,800	3,258,356	3,257,850	3,256,715	3,256,963	3,256,624	3,257,017	3,257,532	3,257,937	3,256,646	3,250,069